Use of judgements and estimates	12 Months Ended
Dec. 31, 2025
Use Of Judgements And Estimates
Use of judgements and estimates

4. Use of judgements and estimates

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

A.	Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements is included in the following notes:

Note 34(A): lease term: whether the Company is reasonably certain to exercise extension options.

B.	Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties at the reporting date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year is included in the following notes:

●	Note 7: Revenue Recognition – Content Production: Revenue from content production recognized over time

The Company primarily recognizes content production revenue over time, as the performance obligation is satisfied over the production period, when the customer simultaneously receives and consumes the benefits of the Company’s performance or controls the content as it is being produced.

Total revenue is affected by the stage of completion measured based on cumulative contract costs incurred. Total contract costs are estimated based on future projections, including material costs, labor costs, and the project duration. The Company periodically reviews whether there are significant changes in the estimated total contract costs and reflects such changes in determining the stage of completion as of the end of the reporting period.

●	Note 12(C): Defined benefit obligation: The defined benefit obligation is measured using actuarial valuations (projected unit credit method) and is sensitive to key assumptions such as the discount rate, salary growth, and demographic assumptions. Changes in these assumptions could result in a material adjustment to the carrying amount of the defined benefit obligation within the next financial year.

●	Note 13: Recognition of deferred tax assets: The recognition of deferred tax assets requires significant judgment in assessing whether sufficient future taxable profits will be available to utilize deductible temporary differences and tax losses/credits. Changes in assumptions underlying taxable profit forecasts, utilization periods, tax planning, or tax laws could result in a material adjustment within the next financial year.

●	Note 15: Allowance for inventories valuation: The allowance for inventories valuation involves significant judgment regarding aging and recoverability, including the Company’s policy to fully provide for inventories aged more than one year from project initiation and to provide for certain inventories aged less than one year when the estimated recovery period exceeds one year. Changes in assumptions about recoverability (including expected selling prices, costs to complete/sell, and obsolescence) may result in a material adjustment within the next financial year.

●	Note 21(C): goodwill impairment: The Company estimates the recoverable amount of an individual asset, and if it is impossible to measure the individual recoverable amount of an asset, the Company estimates the recoverable amount of cash-generating unit (“CGU”). The value in use is estimated by applying a weighted average cost of capital that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which estimated future cash flows have not been adjusted, to the estimated future cash flows expected to be generated by the asset or CGU.

●	Note 30: Provisions

Site restoration: The site restoration provision is based on management’s estimate of expected restoration costs and timing (and discounting where applicable). Changes in cost assumptions, scope, timing, or discount rate could result in a material adjustment within the next financial year.

Litigation provision: The litigation provision reflects management’s best estimate of expected outcomes based on the status of proceedings and legal advice. Actual settlements or judgments may differ in amount and timing, which could result in a material adjustment within the next financial year.

Loss provision: The loss provision is measured using management’s estimate of unavoidable costs to meet obligations, net of expected recoveries. Changes in expected costs, recoveries, or timing could result in a material adjustment within the next financial year.

●	Note 31(B): financial instruments.

A number of the Company’s accounting policies and disclosures require the measurement of fair values for financial assets. When measuring the fair value of a financial instruments, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques and are sensitive to key assumptions such as the discount rate, risk-free interest rate and historical volatility. Changes in these assumptions could result in a material adjustment to the carrying amount of the financial instruments within the next financial year.